Notes Payable - Summary of Note Payable to Related Party (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest payable		$ 18,666
Total note payable	$ 760,215	766,236	$ 744,441
SY Corporation [Member]
Principal amount of note payable	399,774	399,774	399,774
Accrued interest payable	387,201	363,280	315,307
Foreign currency transaction adjustment	(26,760)	3,182	29,360
Total note payable	760,215	766,236	$ 744,441
Q2 2020 Convertible Notes [Member]
Principal amount of note payable	96,000
Unamortized portion of note discounts	(82,254)
Accrued interest payable	1,649
Total note payable	15,395
2018 Q4 Notes and 2019 Q1 Notes [Member]
Principal amount of note payable	35,000	190,000
Accrued interest payable	5,321	17,976
Total note payable	40,321	207,976
Original Convertible Debt [Member]
Principal amount of note payable	75,000	125,000
Accrued interest payable	57,616	82,060
Total note payable	$ 132,616	$ 207,060